REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	€ 102,108	€ 74,635
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	44,130	35,941
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	49,187	31,959
Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	5,883	4,659
Argentina [Member]
IfrsStatementLineItems [Line Items]
Total	1,475
Panama [Member]
IfrsStatementLineItems [Line Items]
Total		1,270
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 1,432	€ 806